Leases - Components of Lease Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 60	$ 60	$ 121	$ 119	$ 240
Finance lease cost	$ 20	$ 12	$ 40	$ 12	$ 51